January 20, 2009
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 17 to its Registration Statement under the 1940 Act (“Amendment No. 15”).
Amendment No. 15 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to become effective on the seventy-fifth (75) day after the filing. The purpose of this filing is to register the John Hancock Core High Yield Fund, a series of the Trust.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Al Ouellette at 617-663-4324.
Sincerely,
/s/ David D. Barr
David D. Barr, Esq.
Assistant Secretary and Counsel